Share-Based Compensation - Parascent Warrant Obligation Narrative (Details) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2025	Dec. 31, 2024	Sep. 30, 2025
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation expense	$ 69	$ 1,985	$ 1,134	$ 8,555
Parascent warrant obligation
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation expense	0	(9)	$ 61	$ 2,027
Paragon Option Agreements | Parascent warrant obligation
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Percent of outstanding common stock, on a fully diluted basis			1.00%	1.00%
Share-based compensation expense	$ 0		$ 100	$ 2,000
Paragon Option Agreements | Paragon Warrants To Be Granted On December 31, 2025 | Forecast
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants outstanding		$ 2,600	$ 300	$ 2,600